Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 22, 2019
Registrant Name	dei_EntityRegistrantName	Legg Mason Global Asset Management Trust
Central Index Key	dei_EntityCentralIndexKey	0001474103
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 22, 2019
Document Effective Date	dei_DocumentEffectiveDate	Mar. 23, 2019
Prospectus Date	rr_ProspectusDate	Mar. 23, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A